Shareholder Report, Average Annual Return (Details) 211130_Founder-Led ETF_TF_TSR Annual {TF}		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Founder-Led ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Founder-Led ETF NAV
Average Annual Return, Percent	(1.34%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(0.86%)